Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by geography and industry (audited) (Details) £ in Millions, $ in Billions	Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
On-balance sheet:
Cash and balances at central banks	£ 238,574	[1]		£ 191,127	£ 150,258
Cash collateral and settlement balances	92,542	[2]		101,367
Loans and advances at amortised cost	361,451	[2]		342,632
Reverse repurchase agreements and other similar secured lending	3,227	[2]		9,031
Trading portfolio assets	147,035	[2]		127,950
Financial assets at fair value through the income statement	191,972	[2]		175,151
Derivative financial instruments	262,572	[2]		302,446
Financial assets at fair value through other comprehensive income	61,753	[2]		78,688
Other assets	1,213			850
Total assets	1,384,285	[2]	$ 1,384.3	1,349,514	£ 1,140,200
Off-balance sheet:
Contingent liabilities	21,346			21,609
Total off-balance sheet	367,057			354,658
Credit risk
On-balance sheet:
Cash and balances at central banks	238,574			191,127
Cash collateral and settlement balances	92,542			101,367
Loans and advances at amortised cost	361,451			342,632
Reverse repurchase agreements and other similar secured lending	3,227			9,031
Trading portfolio assets	63,389			64,830
Financial assets at fair value through the income statement	186,097			170,531
Derivative financial instruments	262,572			302,446
Financial assets at fair value through other comprehensive income	60,851			77,927
Other assets	1,212			850
Total assets	1,269,915			1,260,741
Off-balance sheet:
Contingent liabilities	21,346			21,609
Loan commitments	345,711			333,049
Total off-balance sheet	367,057			354,658
Total	1,636,972			1,615,399
Credit risk | Banks
On-balance sheet:
Cash and balances at central banks	52			56
Cash collateral and settlement balances	14,811			17,986
Loans and advances at amortised cost	8,519			8,133
Reverse repurchase agreements and other similar secured lending	645			706
Trading portfolio assets	2,586			2,743
Financial assets at fair value through the income statement	26,074			21,824
Derivative financial instruments	120,666			155,767
Financial assets at fair value through other comprehensive income	14,441			18,829
Other assets	618			439
Total assets	188,412			226,483
Off-balance sheet:
Contingent liabilities	1,006			1,150
Loan commitments	1,395			1,813
Total off-balance sheet	2,401			2,963
Total	190,813			229,446
Credit risk | Other financial insti- tutions
On-balance sheet:
Cash and balances at central banks	74			84
Cash collateral and settlement balances	61,581			67,305
Loans and advances at amortised cost	32,332			22,062
Reverse repurchase agreements and other similar secured lending	2,049			7,964
Trading portfolio assets	8,817			11,464
Financial assets at fair value through the income statement	131,264			131,943
Derivative financial instruments	117,400			116,526
Financial assets at fair value through other comprehensive income	4,274			5,843
Other assets	450			224
Total assets	358,241			363,415
Off-balance sheet:
Contingent liabilities	5,356			5,501
Loan commitments	55,071			53,936
Total off-balance sheet	60,427			59,437
Total	418,668			422,852
Credit risk | Manu- facturing
On-balance sheet:
Cash and balances at central banks	0			0
Cash collateral and settlement balances	320			375
Loans and advances at amortised cost	6,701			8,142
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	4,881			4,104
Financial assets at fair value through the income statement	771			608
Derivative financial instruments	4,169			4,126
Financial assets at fair value through other comprehensive income	0			1
Other assets	1			6
Total assets	16,843			17,362
Off-balance sheet:
Contingent liabilities	3,080			3,187
Loan commitments	42,587			39,638
Total off-balance sheet	45,667			42,825
Total	62,510			60,187
Credit risk | Const- ruction and property
On-balance sheet:
Cash and balances at central banks	0			0
Cash collateral and settlement balances	79			35
Loans and advances at amortised cost	25,722			26,125
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	1,097			516
Financial assets at fair value through the income statement	7,999			5,668
Derivative financial instruments	1,898			2,725
Financial assets at fair value through other comprehensive income	662			425
Other assets	3			12
Total assets	37,460			35,506
Off-balance sheet:
Contingent liabilities	1,341			1,260
Loan commitments	16,673			14,002
Total off-balance sheet	18,014			15,262
Total	55,474			50,768
Credit risk | Govern- ment and central bank
On-balance sheet:
Cash and balances at central banks	238,448			190,981
Cash collateral and settlement balances	14,526			13,946
Loans and advances at amortised cost	30,827			28,445
Reverse repurchase agreements and other similar secured lending	533			361
Trading portfolio assets	32,574			35,902
Financial assets at fair value through the income statement	13,945			5,530
Derivative financial instruments	7,233			11,649
Financial assets at fair value through other comprehensive income	40,872			51,955
Other assets	8			1
Total assets	378,966			338,770
Off-balance sheet:
Contingent liabilities	1,682			1,678
Loan commitments	1,362			1,398
Total off-balance sheet	3,044			3,076
Total	382,010			341,846
Credit risk | Energy and water
On-balance sheet:
Cash and balances at central banks	0			0
Cash collateral and settlement balances	390			871
Loans and advances at amortised cost	4,345			4,722
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	4,043			3,052
Financial assets at fair value through the income statement	87			13
Derivative financial instruments	3,544			3,288
Financial assets at fair value through other comprehensive income	0			0
Other assets	0			10
Total assets	12,409			11,956
Off-balance sheet:
Contingent liabilities	3,284			3,223
Loan commitments	26,461			25,780
Total off-balance sheet	29,745			29,003
Total	42,154			40,959
Credit risk | Whole- sale and retail distri- bution and leisure
On-balance sheet:
Cash and balances at central banks	0			0
Cash collateral and settlement balances	60			30
Loans and advances at amortised cost	11,455			12,569
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	1,734			1,883
Financial assets at fair value through the income statement	181			64
Derivative financial instruments	1,172			1,235
Financial assets at fair value through other comprehensive income	0			0
Other assets	2			18
Total assets	14,604			15,799
Off-balance sheet:
Contingent liabilities	1,209			1,005
Loan commitments	16,299			17,165
Total off-balance sheet	17,508			18,170
Total	32,112			33,969
Credit risk | Business and other services
On-balance sheet:
Cash and balances at central banks	0			6
Cash collateral and settlement balances	366			575
Loans and advances at amortised cost	19,113			19,538
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	4,716			2,625
Financial assets at fair value through the income statement	3,753			3,712
Derivative financial instruments	2,696			2,361
Financial assets at fair value through other comprehensive income	455			733
Other assets	104			98
Total assets	31,203			29,648
Off-balance sheet:
Contingent liabilities	2,518			2,283
Loan commitments	25,682			24,554
Total off-balance sheet	28,200			26,837
Total	59,403			56,485
Credit risk | Home loans
On-balance sheet:
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	169,205			159,647
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	1,595			971
Derivative financial instruments	0			0
Financial assets at fair value through other comprehensive income	0			0
Other assets	0			0
Total assets	170,800			160,618
Off-balance sheet:
Contingent liabilities	0			0
Loan commitments	11,656			12,385
Total off-balance sheet	11,656			12,385
Total	182,456			173,003
Credit risk | Cards, unsecured loans and other personal lending
On-balance sheet:
Cash and balances at central banks	0			0
Cash collateral and settlement balances	68			0
Loans and advances at amortised cost	42,198			41,312
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	0			0
Derivative financial instruments	0			0
Financial assets at fair value through other comprehensive income	0			0
Other assets	21			34
Total assets	42,287			41,346
Off-balance sheet:
Contingent liabilities	73			155
Loan commitments	121,680			119,807
Total off-balance sheet	121,753			119,962
Total	164,040			161,308
Credit risk | Other
On-balance sheet:
Cash and balances at central banks	0			0
Cash collateral and settlement balances	341			244
Loans and advances at amortised cost	11,034			11,937
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	2,941			2,541
Financial assets at fair value through the income statement	428			198
Derivative financial instruments	3,794			4,769
Financial assets at fair value through other comprehensive income	147			141
Other assets	5			8
Total assets	18,690			19,838
Off-balance sheet:
Contingent liabilities	1,797			2,167
Loan commitments	26,845			22,571
Total off-balance sheet	28,642			24,738
Total	47,332			44,576
Credit risk | United Kingdom
On-balance sheet:
Cash and balances at central banks	114,959			66,459
Cash collateral and settlement balances	34,249			33,893
Loans and advances at amortised cost	270,261			262,231
Reverse repurchase agreements and other similar secured lending	9			10
Trading portfolio assets	12,926			9,829
Financial assets at fair value through the income statement	28,737			34,229
Derivative financial instruments	78,710			93,430
Financial assets at fair value through other comprehensive income	7,661			10,672
Other assets	949			608
Total assets	548,461			511,361
Off-balance sheet:
Contingent liabilities	5,527			5,876
Loan commitments	105,844			112,561
Total off-balance sheet	111,371			118,437
Total	659,832			629,798
Credit risk | Americas
On-balance sheet:
Cash and balances at central banks	38,735			36,063
Cash collateral and settlement balances	28,469			27,287
Loans and advances at amortised cost	51,599			41,094
Reverse repurchase agreements and other similar secured lending	123			152
Trading portfolio assets	29,539			31,000
Financial assets at fair value through the income statement	95,478			88,327
Derivative financial instruments	92,010			90,801
Financial assets at fair value through other comprehensive income	27,391			27,504
Other assets	223			185
Total assets	363,567			342,413
Off-balance sheet:
Contingent liabilities	10,328			10,122
Loan commitments	192,303			175,926
Total off-balance sheet	202,631			186,048
Total	566,198			528,461
Credit risk | Europe
On-balance sheet:
Cash and balances at central banks	76,846			69,963
Cash collateral and settlement balances	21,822			30,121
Loans and advances at amortised cost	24,352			24,949
Reverse repurchase agreements and other similar secured lending	401			373
Trading portfolio assets	15,092			17,107
Financial assets at fair value through the income statement	30,083			25,709
Derivative financial instruments	75,247			101,102
Financial assets at fair value through other comprehensive income	19,235			28,607
Other assets	39			57
Total assets	263,117			297,988
Off-balance sheet:
Contingent liabilities	3,957			3,809
Loan commitments	40,523			38,836
Total off-balance sheet	44,480			42,645
Total	307,597			340,633
Credit risk | Asia
On-balance sheet:
Cash and balances at central banks	7,789			17,987
Cash collateral and settlement balances	7,260			9,558
Loans and advances at amortised cost	11,039			10,728
Reverse repurchase agreements and other similar secured lending	2,508			8,285
Trading portfolio assets	4,943			5,948
Financial assets at fair value through the income statement	21,800			14,742
Derivative financial instruments	14,709			14,532
Financial assets at fair value through other comprehensive income	6,164			11,006
Other assets	1			0
Total assets	76,213			92,786
Off-balance sheet:
Contingent liabilities	1,131			1,222
Loan commitments	5,104			4,169
Total off-balance sheet	6,235			5,391
Total	82,448			98,177
Credit risk | Africa and Middle East
On-balance sheet:
Cash and balances at central banks	245			655
Cash collateral and settlement balances	742			508
Loans and advances at amortised cost	4,200			3,630
Reverse repurchase agreements and other similar secured lending	186			211
Trading portfolio assets	889			946
Financial assets at fair value through the income statement	9,999			7,524
Derivative financial instruments	1,896			2,581
Financial assets at fair value through other comprehensive income	400			138
Other assets	0			0
Total assets	18,557			16,193
Off-balance sheet:
Contingent liabilities	403			580
Loan commitments	1,937			1,557
Total off-balance sheet	2,340			2,137
Total	£ 20,897			£ 18,330

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.